Segment Reporting	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Three months ended March 31, 2016 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$79	$111	$44	$—	$234
Cost of operations	23	33	29	—	85
Depreciation and amortization	20	49	5	—	74
General and administrative	—	—	—	3	3
Operating income (loss)	36	29	10	(3)	72
Equity in earnings (losses) of unconsolidated affiliates	3	—	—	—	3
Interest expense	(11)	(42)	(2)	(19)	(74)
Income (loss) before income taxes	28	(13)	8	(22)	1
Net Income (Loss)	$28	$(13)	$8	$(22)	$1
Total Assets	$2,017	$5,908	$430	$194	$8,549

	Three months ended March 31, 2015 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$76	$91	$47	$—	$214
Cost of operations	21	31	34	—	86
Depreciation and amortization	21	49	5	—	75
General and administrative	—	—	—	3	3
Operating income (loss)	34	11	8	(3)	50
Equity in earnings (losses) of unconsolidated affiliates	3	—	—	—	3
Other income, net	1	—	—	—	1
Interest expense	(12)	(52)	(2)	(13)	(79)
Income (loss) before income taxes	26	(41)	6	(16)	(25)
Income tax benefit	—	—	—	(4)	(4)
Net Income (Loss)	$26	$(41)	$6	$(12)	$(21)

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Three months ended June 30, 2016 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$85	$159	$39	$—	$283
Cost of operations	16	34	27	—	77
Depreciation and amortization	20	50	5	—	75
General and administrative	—	—	—	3	3
Operating income (loss)	49	75	7	(3)	128
Equity in earnings of unconsolidated affiliates	4	9	—	—	13
Other income, net	—	2	—	—	2
Interest expense	(12)	(36)	(1)	(19)	(68)
Income (loss) before income taxes	41	50	6	(22)	75
Income tax expense	—	—	—	12	12
Net Income (Loss)	$41	$50	$6	$(34)	$63
Total Assets	$2,037	$5,862	$423	$186	$8,508

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Three months ended June 30, 2015 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$85	$132	$42	$—	$259
Cost of operations	15	32	31	—	78
Depreciation and amortization	21	53	4	—	78
General and administrative	—	—	—	3	3
Acquisition-related transaction and integration costs	—	—	—	1	1
Operating income (loss)	49	47	7	(4)	99
Equity in earnings of unconsolidated affiliates	4	—	—	—	4
Other income, net	—	1	—	—	1
Loss on debt extinguishment	(7)	—	—	—	(7)
Interest expense	(13)	(23)	(2)	(13)	(51)
Income (loss) before income taxes	33	25	5	(17)	46
Income tax expense	—	—	—	4	4
Net Income (Loss)	$33	$25	$5	$(21)	$42

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Six months ended June 30, 2016 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$164	$270	$83	$—	$517
Cost of operations	39	67	56	—	162
Depreciation and amortization	40	99	10	—	149
General and administrative	—	—	—	6	6
Operating income (loss)	85	104	17	(6)	200
Equity in earnings of unconsolidated affiliates	7	9	—		16
Other income, net	—	2	—	—	2
Interest expense	(23)	(78)	(3)	(38)	(142)
Income (loss) before income taxes	69	37	14	(44)	76
Income tax expense	—	—	—	12	12
Net Income (Loss)	$69	$37	$14	$(56)	$64

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Six months ended June 30, 2015 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$161	$223	$89	$—	$473
Cost of operations	36	63	65	—	164
Depreciation and amortization	42	102	9	—	153
General and administrative	—	—	—	6	6
Acquisition-related transaction and integration costs	—	—	—	1	1
Operating income (loss)	83	58	15	(7)	149
Equity in earnings of unconsolidated affiliates	7	—	—	—	7
Other income, net	1	1	—	—	2
Loss on debt extinguishment	(7)	—	—	—	(7)
Interest expense	(25)	(75)	(4)	(26)	(130)
Income (loss) before income taxes	59	(16)	11	(33)	21
Net Income (Loss)	$59	$(16)	$11	$(33)	$21

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Year ended December 31, 2015
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$336	$443	$174	$—	$953
Cost of operations	59	136	126	—	321
Depreciation and amortization	81	197	19	—	297
General and administrative	—	—	—	12	12
Acquisition-related transaction and integration costs	—	—	—	3	3
Operating income (loss)	196	110	29	(15)	320
Equity in earnings of unconsolidated affiliates	14	12	—	—	26
Other income, net	1	2	—	—	3
Loss on extinguishment of debt	(7)	(2)	—	—	(9)
Interest expense	(48)	(147)	(7)	(61)	(263)
Income (loss) before income taxes	156	(25)	22	(76)	77
Income tax expense	—	—	—	12	12
Net Income (Loss)	$156	$(25)	$22	$(88)	$65
Balance Sheet
Equity investment in affiliates	$110	$587	$—	$—	$697
Capital expenditures (a)	4	6	20	—	30
Total Assets	$2,102	$5,970	$428	$189	$8,689

	Year ended December 31, 2013
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$138	$144	$152	$—	$434
Cost of operations	23	21	110	—	154
Depreciation and amortization	20	57	15	—	92
General and administrative	—	—	—	7	7
Operating income (loss)	95	66	27	(7)	181
Equity in earnings of unconsolidated affiliates	16	4	—	—	20
Other income, net	1	3	—	—	4
Interest expense	(25)	(40)	(7)	—	(72)
Income (loss) before income taxes	87	33	20	(7)	133
Income tax expense	—	—	—	8	8
Net Income (Loss)	$87	$33	$20	$(15)	$125

	Year ended December 31, 2014
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$317	$316	$195	$—	$828
Cost of operations	55	83	139	—	277
Depreciation and amortization	82	133	18	—	233
General and administrative	—	—	—	8	8
Acquisition-related transaction and integration costs	—	—	—	4	4
Operating income (loss)	180	100	38	(12)	306
Equity in earnings of unconsolidated affiliates	14	3	—	—	17
Other income, net	—	5	—	1	6
Loss on extinguishment of debt	—	(1)	—	—	(1)
Interest expense	(53)	(126)	(7)	(30)	(216)
Income (loss) before income taxes	141	(19)	31	(41)	112
Income tax expense	—	—	—	4	4
Net Income (Loss)	$141	$(19)	$31	$(45)	$108
Balance Sheet
Equity investments in affiliates	$114	$194	$—	$—	$308
Capital expenditures (a)	6	27	7	—	40
Total Assets	$2,169	$5,724	$436	$465	$8,794

Segment Reporting
Segment Reporting
The Company’s segment structure reflects how management currently operates and allocates resources. The Company's businesses are primarily segregated based on conventional power generation, renewable businesses which consist of solar and wind, and the thermal and chilled water business. The Corporate segment reflects the Company's corporate costs. The Company's chief operating decision maker, its Chief Executive Officer, evaluates the performance of its segments based on operational measures including adjusted earnings before interest, taxes, depreciation and amortization, or Adjusted EBITDA, and CAFD, as well as economic gross margin and net income (loss).

	Three months ended March 31, 2016 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$79	$111	$44	$—	$234
Cost of operations	23	33	29	—	85
Depreciation and amortization	20	49	5	—	74
General and administrative	—	—	—	3	3
Operating income (loss)	36	29	10	(3)	72
Equity in earnings (losses) of unconsolidated affiliates	3	—	—	—	3
Interest expense	(11)	(42)	(2)	(19)	(74)
Income (loss) before income taxes	28	(13)	8	(22)	1
Net Income (Loss)	$28	$(13)	$8	$(22)	$1
Total Assets	$2,017	$5,908	$430	$194	$8,549

	Three months ended March 31, 2015 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$76	$91	$47	$—	$214
Cost of operations	21	31	34	—	86
Depreciation and amortization	21	49	5	—	75
General and administrative	—	—	—	3	3
Operating income (loss)	34	11	8	(3)	50
Equity in earnings (losses) of unconsolidated affiliates	3	—	—	—	3
Other income, net	1	—	—	—	1
Interest expense	(12)	(52)	(2)	(13)	(79)
Income (loss) before income taxes	26	(41)	6	(16)	(25)
Income tax benefit	—	—	—	(4)	(4)
Net Income (Loss)	$26	$(41)	$6	$(12)	$(21)

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

Segment Reporting
The Company’s segment structure reflects how management currently operates and allocates resources. The Company's businesses are primarily segregated based on conventional power generation, renewable businesses which consist of solar and wind, and the thermal and chilled water business. The Corporate segment reflects the Company's corporate costs. The Company's chief operating decision maker, its Chief Executive Officer, evaluates the performance of its segments based on operational measures including adjusted earnings before interest, taxes, depreciation and amortization, or Adjusted EBITDA, and CAFD, as well as economic gross margin and net income (loss).

	Three months ended June 30, 2016 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$85	$159	$39	$—	$283
Cost of operations	16	34	27	—	77
Depreciation and amortization	20	50	5	—	75
General and administrative	—	—	—	3	3
Operating income (loss)	49	75	7	(3)	128
Equity in earnings of unconsolidated affiliates	4	9	—	—	13
Other income, net	—	2	—	—	2
Interest expense	(12)	(36)	(1)	(19)	(68)
Income (loss) before income taxes	41	50	6	(22)	75
Income tax expense	—	—	—	12	12
Net Income (Loss)	$41	$50	$6	$(34)	$63
Total Assets	$2,037	$5,862	$423	$186	$8,508

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Three months ended June 30, 2015 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$85	$132	$42	$—	$259
Cost of operations	15	32	31	—	78
Depreciation and amortization	21	53	4	—	78
General and administrative	—	—	—	3	3
Acquisition-related transaction and integration costs	—	—	—	1	1
Operating income (loss)	49	47	7	(4)	99
Equity in earnings of unconsolidated affiliates	4	—	—	—	4
Other income, net	—	1	—	—	1
Loss on debt extinguishment	(7)	—	—	—	(7)
Interest expense	(13)	(23)	(2)	(13)	(51)
Income (loss) before income taxes	33	25	5	(17)	46
Income tax expense	—	—	—	4	4
Net Income (Loss)	$33	$25	$5	$(21)	$42

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Six months ended June 30, 2016 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$164	$270	$83	$—	$517
Cost of operations	39	67	56	—	162
Depreciation and amortization	40	99	10	—	149
General and administrative	—	—	—	6	6
Operating income (loss)	85	104	17	(6)	200
Equity in earnings of unconsolidated affiliates	7	9	—		16
Other income, net	—	2	—	—	2
Interest expense	(23)	(78)	(3)	(38)	(142)
Income (loss) before income taxes	69	37	14	(44)	76
Income tax expense	—	—	—	12	12
Net Income (Loss)	$69	$37	$14	$(56)	$64

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

	Six months ended June 30, 2015 (a)
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$161	$223	$89	$—	$473
Cost of operations	36	63	65	—	164
Depreciation and amortization	42	102	9	—	153
General and administrative	—	—	—	6	6
Acquisition-related transaction and integration costs	—	—	—	1	1
Operating income (loss)	83	58	15	(7)	149
Equity in earnings of unconsolidated affiliates	7	—	—	—	7
Other income, net	1	1	—	—	2
Loss on debt extinguishment	(7)	—	—	—	(7)
Interest expense	(25)	(75)	(4)	(26)	(130)
Income (loss) before income taxes	59	(16)	11	(33)	21
Net Income (Loss)	$59	$(16)	$11	$(33)	$21

(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.

Segment Reporting
The Company’s segment structure reflects how management currently operates and allocates resources. The Company's businesses are primarily segregated based on conventional power generation, renewable businesses which consist of solar and wind, and the thermal and chilled water business. The Corporate segment reflects the Company's corporate costs. The Company's chief operating decision maker, its Chief Executive Officer, evaluates the performance of its segments based on operational measures including adjusted earnings before interest, taxes, depreciation and amortization, or Adjusted EBITDA, and CAFD, as well as net income (loss).
The Company generated more than 10% of its revenues from the following customers for the years ended December 31, 2015, 2014 and 2013:

	2015		2014		2013
Customer	Conventional (%)	Renewables (%)	Conventional (%)	Renewables (%)	Conventional (%)	Renewables (%)
SCE	23%	17%	24%	7%	13%	3%
PG&E	13%	12%	15%	13%	19%	17%

	Year ended December 31, 2015
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$336	$443	$174	$—	$953
Cost of operations	59	136	126	—	321
Depreciation and amortization	81	197	19	—	297
General and administrative	—	—	—	12	12
Acquisition-related transaction and integration costs	—	—	—	3	3
Operating income (loss)	196	110	29	(15)	320
Equity in earnings of unconsolidated affiliates	14	12	—	—	26
Other income, net	1	2	—	—	3
Loss on extinguishment of debt	(7)	(2)	—	—	(9)
Interest expense	(48)	(147)	(7)	(61)	(263)
Income (loss) before income taxes	156	(25)	22	(76)	77
Income tax expense	—	—	—	12	12
Net Income (Loss)	$156	$(25)	$22	$(88)	$65
Balance Sheet
Equity investment in affiliates	$110	$587	$—	$—	$697
Capital expenditures (a)	4	6	20	—	30
Total Assets	$2,102	$5,970	$428	$189	$8,689

(a) Includes accruals.

	Year ended December 31, 2014
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$317	$316	$195	$—	$828
Cost of operations	55	83	139	—	277
Depreciation and amortization	82	133	18	—	233
General and administrative	—	—	—	8	8
Acquisition-related transaction and integration costs	—	—	—	4	4
Operating income (loss)	180	100	38	(12)	306
Equity in earnings of unconsolidated affiliates	14	3	—	—	17
Other income, net	—	5	—	1	6
Loss on extinguishment of debt	—	(1)	—	—	(1)
Interest expense	(53)	(126)	(7)	(30)	(216)
Income (loss) before income taxes	141	(19)	31	(41)	112
Income tax expense	—	—	—	4	4
Net Income (Loss)	$141	$(19)	$31	$(45)	$108
Balance Sheet
Equity investments in affiliates	$114	$194	$—	$—	$308
Capital expenditures (a)	6	27	7	—	40
Total Assets	$2,169	$5,724	$436	$465	$8,794

(a) Includes accruals. Capital expenditures for Renewables include a sales tax refund received by Alpine in the first quarter of 2014.

	Year ended December 31, 2013
(In millions)	Conventional Generation	Renewables	Thermal	Corporate	Total
Operating revenues	$138	$144	$152	$—	$434
Cost of operations	23	21	110	—	154
Depreciation and amortization	20	57	15	—	92
General and administrative	—	—	—	7	7
Operating income (loss)	95	66	27	(7)	181
Equity in earnings of unconsolidated affiliates	16	4	—	—	20
Other income, net	1	3	—	—	4
Interest expense	(25)	(40)	(7)	—	(72)
Income (loss) before income taxes	87	33	20	(7)	133
Income tax expense	—	—	—	8	8
Net Income (Loss)	$87	$33	$20	$(15)	$125